SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Lived Assets	$ 5,848	$ 5,614	$ 3,278
Israel [Member]
Long-Lived Assets	1,999	1,248	978
Argentina [Member]
Long-Lived Assets	614	627	539
Mexico [Member]
Long-Lived Assets	358	298	229
Brazil [Member]
Long-Lived Assets	2,398	2,949	1,090
South Africa [Member]
Long-Lived Assets	463	489	436
Other [Member]
Long-Lived Assets	$ 16	$ 3	$ 6